REINSURANCE - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 03, 2022	Dec. 31, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance, per life, single lives, amount retained		$ 25,000
Reinsurance, per life, joint lives, amount retained		$ 30,000
Reinsurance, percentage of excess reinsured (as a percent)		100.00%
Number of Employees, Total | Reinsurance Transaction
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Deferred variable annuity	$ 360
Number of Employees, Total | Reinsurance Transaction | Annuity Contracts
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Concentration risk (as a percent)	50.00%